PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,213	$ 18,972
Property and equipment, accumulated depreciation	13,957	12,625
Property and equipment, net	6,256	6,347
Depreciation expense	1,179	1,070	$ 960
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,839	7,559
Property and equipment, accumulated depreciation	4,641	4,375
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,606	3,392
Property and equipment, accumulated depreciation	2,982	2,689
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,620	2,440
Property and equipment, accumulated depreciation	1,513	1,244
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	815	644
Property and equipment, accumulated depreciation	571	477
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,543	4,198
Property and equipment, accumulated depreciation	3,749	3,426
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	790	739
Property and equipment, accumulated depreciation	$ 501	$ 414